Income Taxes	12 Months Ended
Jan. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Income Taxes
Deferred tax assets and liabilities consisted of the following:

	January 31,
(in thousands)	2018	2017
Deferred tax assets:
Allowance for doubtful accounts	$19,325	$64,642
Deferred rent	5,839	9,185
Deferred gains on sale-leaseback transactions	1,598	3,014
Deferred revenue	1,240	1,695
Inventories	2,126	3,568
Stock-based compensation	1,439	1,840
State net operating loss carryforwards	1,207	992
State margin tax	—	1,039
Other	3,534	5,255
Total deferred tax assets	36,308	91,230
Deferred tax liabilities:
Vendor prepayments	(4,723)	(1,758)
Sales tax receivable	(3,649)	(7,481)
Property and equipment	(6,275)	(10,319)
Other	(96)	(230)
Total deferred tax liabilities	(14,743)	(19,788)
Net deferred tax asset	$21,565	$71,442

Our state net operating loss carryforwards begin to expire starting with fiscal year 2028. Realization of our deferred tax asset ultimately depends on the existence of sufficient taxable income, which may include future taxable income and tax planning strategies. Based on the weight of available evidence at January 31, 2018, we believe that it is more likely than not that we will generate sufficient taxable income to utilize our entire deferred tax asset prior to its expiration.
We had no uncertain tax positions at either January 31, 2018 or 2017.
Provision for income taxes consisted of the following:

	Year ended January 31,
(in thousands)	2018	2017	2016
Current:
Federal	$(25,891)	$(11,251)	$32,820
State	1,184	3,519	2,242
Total current	(24,707)	(7,732)	35,062
Deferred:
Federal	49,536	(1,435)	(16,032)
State	342	212	(642)
Total deferred	49,878	(1,223)	(16,674)
Provision (benefit) for income taxes	$25,171	$(8,955)	$18,388

A reconciliation of the provision (benefit) for income taxes at the U.S. federal statutory tax rate and the total tax provision (benefit) for each of the periods presented in the statements of operations follows:

	Year ended January 31,
(in thousands)	2018	2017	2016
Income tax provision (benefit) at U.S. federal statutory rate (1)	$10,696	$(12,081)	$17,235
State income taxes, net of federal benefit	1,910	2,363	1,180
Deferred tax adjustment	—	771	—
Deferred tax adjustment due to Tax Act	13,387	—	—
Provision to return adjustments	(1,142)	—	—
Other	320	(8)	(27)
	$25,171	$(8,955)	$18,388

(1)As a result of the Tax Act, the Company recorded a $0.3 million current income tax benefit in the fourth quarter of fiscal year 2018 as a result of using a 33.81% blended rate for fiscal year 2018 instead of the prior statutory rate of 35%.
No valuation allowance was recorded for the years ended January 31, 2018 or 2017.
Federal tax returns for fiscal years subsequent to January 31, 2014, remain subject to examination. Generally, state tax returns for fiscal years subsequent to January 31, 2014 remain subject to examination.
On December 22, 2017 H.R. 1, originally known as the Tax Cuts and Jobs Act (the “Tax Act”), was signed into law. Among the significant changes to the U.S. Internal Revenue Code, the Tax Act lowered the U.S. federal corporate income tax rate (“Federal Tax Rate”) from 35% to 21% effective January 1, 2018. The Company has calculated its best estimate of the impact of the Tax Act in the 2018 income tax provision in accordance with its understanding of the Tax Act and guidance available as of the date of this filing. The provisional amount of deferred income tax expense related to the remeasurement of certain deferred tax assets and liabilities, based on the rates at which they are expected to reverse in the future, was $13.4 million and is reflected in the provision for income taxes line item of the accompanying financial statements. The total impact of the Tax Act was $13.1 million and reflects the remeasurement of certain deferred tax assets and liabilities of $13.4 million and a current tax benefit of $0.3 million related to the change in the Federal Tax Rate.
The 21% Federal Tax Rate will apply to fiscal year 2019 and each year thereafter.
On December 22, 2017, Staff Accounting Bulletin No. 118 (“SAB 118”) was issued to address the application of U.S. GAAP in situations when a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Tax Act. In accordance with SAB 118, we have determined that the $13.4 million of the deferred tax expense recorded in connection with the remeasurement of certain deferred tax assets and liabilities was a provisional amount and a reasonable estimate at January 31, 2018. Additional work is necessary for a more detailed analysis of the Company’s deferred tax assets and liabilities as well as potential correlative adjustments. Any subsequent adjustment to those amounts will be recorded to current tax expense in the quarter of fiscal year 2019 when the analysis is complete.